Financing Receivables - Schedule of Maturities of Timeshare Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2014 Unsecuritized timeshare financing receivables [member]	Dec. 31, 2013 Unsecuritized timeshare financing receivables [member]	Jun. 30, 2014 Securitized Timeshare Financing Receivables [member]	Jun. 10, 2014 Securitized Timeshare Financing Receivables [member]	Dec. 31, 2013 Securitized Timeshare Financing Receivables [member]	Aug. 31, 2013 Securitized Timeshare Financing Receivables [member]
Schedule of Maturities of Timeshare Financing Receivables [Line Items]
2014							$ 35	$ 106	$ 34		$ 29
2015							45	87	70		29
2016							48	90	73		30
2017							49	92	75		30
2018							48	89	75		30
Thereafter							203	296	233		86
Timeshare financing receivables, gross							428	760	560	357	234	255
Allowance for uncollectible timeshare financing receivables	(91)	(92)	(95)	(93)	(97)	(101)	(58)	(79)	(33)		(13)
Timeshare financing receivables, net							$ 370	$ 681	$ 527		$ 221